Segments - Summary of Results for the Group's Segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Total revenue	$ 2,190,501	$ 1,880,367	$ 3,244,242	$ 2,777,423
Total cruise operating expenses	(1,193,883)	(1,021,102)	(1,887,940)	(1,614,763)
Other operating expenses
Selling and administration	(268,669)	(248,293)	(540,883)	(492,155)
Depreciation and amortization	(84,048)	(65,440)	(159,457)	(134,240)
Total other operating expenses	(352,717)	(313,733)	(700,340)	(626,395)
Operating income (loss)	643,901	545,532	655,962	536,265
River
Disclosure of operating segments [line items]
Total revenue	1,130,370	1,021,719	1,379,849	1,235,802
Total cruise operating expenses			(840,820)	(745,508)
Other operating expenses
Selling and administration			(252,942)	(225,356)
Depreciation and amortization			(52,104)	(47,051)
Total other operating expenses			(305,046)	(272,407)
Operating income (loss)			233,983	217,887
Ocean
Disclosure of operating segments [line items]
Total revenue	885,302	712,891	1,548,884	1,271,869
Total cruise operating expenses			(850,158)	(698,170)
Other operating expenses
Selling and administration			(198,223)	(183,797)
Depreciation and amortization			(81,535)	(67,222)
Total other operating expenses			(279,758)	(251,019)
Operating income (loss)			418,968	322,680
Other
Disclosure of operating segments [line items]
Total revenue	$ 174,829	$ 145,757	315,509	269,752
Total cruise operating expenses			(196,962)	(171,085)
Other operating expenses
Selling and administration			(89,718)	(83,002)
Depreciation and amortization			(25,818)	(19,967)
Total other operating expenses			(115,536)	(102,969)
Operating income (loss)			$ 3,011	$ (4,302)